Annual Total Returns [BarChart] - Neuberger Berman Genesis Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	5.80%
Annual Return 2012	10.03%
Annual Return 2013	38.52%
Annual Return 2014	0.01%
Annual Return 2015	0.58%
Annual Return 2016	18.68%
Annual Return 2017	15.75%
Annual Return 2018	(6.70%)
Annual Return 2019	29.68%
Annual Return 2020	25.11%